Prepayments and Other Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expense and Other Assets, Current [Abstract]
Schedule of Prepayments and Other Receivables, Net

Prepayments and other receivables, net consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Deposits	41,493	59,809
Customer deposits (1)	83,467	88,975
Account receivables	56,813	61,104
Advance to suppliers (2)	82,710	88,795
VAT recoverables	125,663	117,874
Loan to business partners (3)	122,531	134,463
Cash advanced to staff	43,556	41,831
Others	27,443	23,003
Less: allowance for credit losses	(16,054)	(17,809)
Total	567,622	598,045

(1)
The amount relates to the refundable deposits paid to merchants to whom the Group provides platform service.
(2)
The amount represents the prepayment to suppliers, mainly for purchasing pre-owned products.
(3)
The amount as of December 31, 2024 mainly includes the loan of US$17.3 million to business partners with interest rate of 5% per annum.

Summary of Movements in Allowance for Credit Losses for Prepayments and Other Receivables

The movements in the allowance for credit losses for prepayments and other receivables are as follows:

	As of December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance as of January 1	935	2,358	16,054
Current period provision, net of recovery	6,293	24,423	13,147
Current period write-off	(4,870)	(10,727)	(11,392)
Balance as of December 31	2,358	16,054	17,809